Bank Loans and Notes Payable - Hedging derivatives (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cross-currency swaps [member] | 9.4% variable to 4.4% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	9.40%
Interest receive rate	4.40%
Notional amount	$ 8,869
Cross-currency swaps [member] | 8.8% variable to 4.0% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	5.70%
Interest receive rate	4.00%
Cross-currency swaps [member] | BRL/USD | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		8.30%
Interest receive rate		2.90%
Notional amount		$ 4,365
Cross-currency swaps [member] | BRL/USD | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		9.50%
Interest receive rate		3.90%
Notional amount		$ 9,046
Cross-currency swaps [member] | MXN/USD
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 8,869
Cross-currency swaps [member] | MXN/USD | Fixed to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.50%	8.80%
Interest receive rate	4.00%	4.00%
Notional amount	$ 20,979	$ 11,403
Cross-currency swaps [member] | MXN/USD | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	8.10%	9.00%
Interest receive rate	3.30%	3.90%
Notional amount	$ 23,835	$ 18,982
Cross-currency swaps [member] | MXN/USD | 9.4% variable to 4.4% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	8.80%	9.40%
Interest receive rate	4.20%	4.40%
Cross-currency swaps [member] | Chilean peso [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		6.90%
Interest receive rate		4.70%
Notional amount		$ 163
Cross-currency swaps [member] | Colombian peso [member] | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	5.00%
Interest receive rate	2.40%
Notional amount	$ 404
Interest rate swaps [member] | 8.8% variable to 7.2% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.20%
Interest receive rate	5.70%
Notional amount	$ 11,403
Interest rate swaps [member] | Mexican peso [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	5.00%	4.90%
Interest receive rate	2.90%	3.90%
Notional amount	$ 4,716	$ 4,353
Interest rate swaps [member] | Mexican peso [member] | 8.8% variable to 7.2% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.20%	7.20%
Interest receive rate	5.70%	8.80%
0-1 year [member] | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 4,575	$ 17,252
0-1 year [member] | Interest rate swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 449	4,365
0-1 year [member] | Interest rate swaps [member] | Mexican peso [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.60%
Interest receive rate	1.00%
Notional amount	$ 449
Second 12 months | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	376	702
Second 12 months | Interest rate swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 458	405
Second 12 months | Interest rate swaps [member] | Mexican peso [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	6.60%
Interest receive rate	4.00%
Notional amount	$ 458
Third 12 months | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 24,103	375
Third 12 months | Cross-currency swaps [member] | MXN/USD | Fixed to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	5.70%
Interest receive rate	4.00%
Notional amount	$ 11,403
Third 12 months | Cross-currency swaps [member] | MXN/USD | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.80%
Interest receive rate	3.20%
Notional amount	$ 6,853
Third 12 months | Interest rate swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 12,918	414
Third 12 months | Interest rate swaps [member] | Mexican peso [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	5.80%
Interest receive rate	1.80%
Notional amount	$ 1,515
Third 12 months | Interest rate swaps [member] | Mexican peso [member] | 8.8% variable to 7.2% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.20%
Interest receive rate	5.70%
Fourth 12 months | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 1,577	23,466
Fourth 12 months | Interest rate swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 2,294	12,770
Fourth 12 months | Interest rate swaps [member] | Mexican peso [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	3.60%
Interest receive rate	3.70%
Notional amount	$ 2,294
Fifth 12 months | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 10,750	1,788
Fifth 12 months | Cross-currency swaps [member] | MXN/USD | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	8.20%
Interest receive rate	3.50%
Notional amount	$ 10,000
Fifth 12 months | Interest rate swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		$ 3
Later than 5 years [member] | Cross-currency swaps [member] | MXN/USD | Fixed to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	9.50%
Interest receive rate	3.90%
Notional amount	$ 9,575
Later than 5 years [member] | Cross-currency swaps [member] | MXN/USD | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	8.20%
Interest receive rate	3.30%
Notional amount	$ 6,982
Later than 5 years [member] | Cross-currency swaps [member] | MXN/USD | 9.4% variable to 4.4% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	8.80%
Interest receive rate	4.20%
Later than 5 years [member] | Cross-currency swaps [member] | Colombian peso [member] | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	5.00%
Interest receive rate	2.40%
Notional amount	$ 404